Summary of Significant Accounting Policies - Other (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Percentage of cash balance with single bank	60.00%
Threshold limit on fair value of plan assets, in determining actuarial gains and losses	10.00%
General and Administrative Expense [Member]
Advertisement expense	$ 2	$ 3	$ 8